Financial Assets and Liabilities - Schedule Required to Comply Financial Covenants (Detail)	12 Months Ended
Dec. 31, 2018
Debentures 3rd issue [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net onerous debt / EBITDA can not exceed 4.00
Ratios	0.71%
Debentures 3rd issue one [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Short-term indebtedness / Total indebtedness can not exceed 0.6
Ratios	0.17%
Debentures 4th issue [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net onerous debt / EBITDA can not exceed 4.00
Ratios	0.71%
Debentures 4th issue one [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Short-term indebtedness / Total indebtedness can not exceed 0.6
Ratios	0.17%
Debentures 5th issue [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net onerous debt / EBITDA can not exceed 4.00
Ratios	0.71%
Debentures 6th issue [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net onerous debt / EBITDA can not exceed 4.00
Ratios	0.71%
Debentures 7th issue [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net onerous debt / EBITDA can not exceed 4.00
Ratios	0.71%
Senior notes due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Pro forma(i) net debt / EBITDA not higher than or equal to 3.5
Ratios	2.40%
BNDES [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net Financial Debt / EBITDA <= 4.0x in December 31, 2018
Ratios	2.06%
BNDES one [member]
Disclosure of detailed information about borrowings [line items]
Triggers	EBITDA / Consolidated Finance Result> = 1.40x in December, 2018
Ratios	2.68%